UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($)	Jul. 31, 2014	Mar. 28, 2014
Golar Igloo
Assumption of bank debt		$ 161,270,000
Purchase price adjustments		3,635,000
Adjustment for the interest rate swap asset (liability) assumed		$ 3,636,000
Additional purchase price adjustment and interest rate swap asset paid	$ 7,200,000